Cover	Mar. 22, 2024
Cover [Abstract]
Entity Registrant Name	Cyber Apps World Inc.
Entity Central Index Key	0001230524
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Mar. 22, 2024
Entity File Number	000-50693
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0314205
Entity Address Address Line 1	Via Tomaso Rodari
Entity Address Address Line 2	6
Entity Address City Or Town	Lugano
Entity Address Country	CH
Entity Address Postal Zip Code	6900
City Area Code	79
Local Phone Number	1595013
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Amendment on Form 8-K/A to the registrant’s Current Report on Form 8-K filed on March 26, 2024, is being filed to disclose the receipt of and include Exhibit 16.1, as more fully described below. As used in this Current Report on Form 8-K (this “Report”), and unless otherwise indicated, the terms “CYAP,” “the Company,” “we,” “us” and “our” refer to Cyber Apps World Inc.